Warrants Liability	6 Months Ended
Jun. 30, 2026
Warrants Liability [Abstract]
WARRANTS LIABILITY

NOTE 5:- WARRANTS LIABILITY

In March 2022, in conjunction with the merger with HCCC (see note 1), the Company issued 13,749,984 warrants to the public shareholders of HCCC (the “Public Warrants”) and 2,142,000 warrants to the sponsor of HCCC (the “Private Warrants”) in exchange for the surrender and cancellation of an identical number of warrants exercisable into common stock of HCCC. The Public Warrants and the Private Warrants may each be exercised into Ordinary shares of the Company within 5 years of the grant date, at an exercise price of $11.50, and are subject to certain redemption provisions at the Company’s option.

As of June 30, 2026, a total of 144,423 Public Warrants were exercised in previous years into 144,423 ordinary shares of the Company.

As of June 30, 2026, a total of 13,605,561 Public Warrants and 2,142,000 Private Warrants are outstanding.

Public Warrants

Each whole warrant will entitle the registered holder to purchase one Ordinary share. No fractional warrants will be issued and only whole warrants will trade. No warrant will be exercisable and the Company will not be obligated to issue an Ordinary share upon exercise of a warrant unless the Ordinary share issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants. In no event is the Company required to net cash settle any warrant. During any period if the Company has failed to maintain an effective registration statement, warrant holders will be able to, until such time there is an effective registration statement, exercise their warrants on a “cashless basis.”

Once the warrants become exercisable, the Company may call the warrants for redemption:

●	In whole and not in part;

●	At a price of $0.01 per warrant;

●	Upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

●	If, and only if, the closing price of the Ordinary shares equals or exceeds $18.00 per share (subject to standard adjustments) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.

If the Company calls the warrants for redemption for cash the Company’s management will have the option to require any holder that wishes to exercise his, her or its warrant to do so on a “cashless basis.” If the Company’s management takes advantage of this option, all holders of warrants would pay the exercise price by surrendering their warrants for that number of shares of Ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” of Ordinary shares over the exercise price of the warrants by (y) the fair market value. The “fair market value” will mean the average closing price of the Ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

Private Warrants

Except as described below, the Private Warrants have terms and provisions that are identical to those of the Public Warrants.

The Private Warrants will not be redeemable by the combined company so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Warrants on a cashless basis. If the Private Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Warrants will be redeemable by the combined company and exercisable by such holders on the same basis as the Public Warrants. If holders of the Private Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering their warrants for that number of Ordinary shares equal to the quotient obtained by dividing (x) the product of the number of shares of Ordinary shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” means the average reported last sale price of the Ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice our warrant exercise is sent to the warrant agent.